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                       TIP Funds
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                                   PROSPECTUS
                                 APRIL 26, 1999


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                   TURNER CORE HIGH QUALITY FIXED INCOME FUND


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                               INVESTMENT ADVISER:

                        TURNER INVESTMENT PARTNERS, INC.


        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND
      SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.


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        TIP Funds
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HOW TO READ THIS PROSPECTUS
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TIP Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Fund has individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

TURNER CORE HIGH QUALITY FIXED INCOME FUND......................................
INVESTMENTS AND PORTFOLIO MANAGEMENT............................................
PURCHASING, SELLING AND EXCHANGING TIP FUNDS....................................
DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................
FINANCIAL HIGHLIGHTS............................................................
TO OBTAIN MORE INFORMATION ABOUT TIP FUNDS PLEASE REFER TO
 THE BACK COVER OF THE PROSPECTUS



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                                                                    INTRODUCTION
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The Turner Core High Quality Fixed Income Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Turner Core High Quality Fixed Income Fund has its own investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may negatively affect the companies and governments whose securities the Fund purchases, which may ultimately have an impact on the value of the Fund's shares. There is additional information on these risks in the Statement of Additional Information.

                                       3


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TURNER CORE HIGH QUALITY FIXED INCOME FUND
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[ICON]  FUND SUMMARY

INVESTMENT GOAL                     CURRENT INCOME AND CAPITAL APPRECIATION
INVESTMENT FOCUS                    INVESTMENT GRADE U.S. CORPORATE AND GOVERNMENT BONDS
SHARE PRICE VOLATILITY              MEDIUM
PRINCIPAL INVESTMENT STRATEGY       ATTEMPTS TO IDENTIFY QUALITY FIXED INCOME SECURITIES WITH
                                      INTERMEDIATE MATURITIES
INVESTOR PROFILE                    INVESTORS WHO ARE SEEKING CURRENT INCOME AND CAPITAL
                                      APPRECIATION AND WHO ARE WILLING TO ACCEPT PRINCIPAL RISK.

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[ICON]  INVESTMENT STRATEGY OF THE TURNER CORE HIGH QUALITY FIXED INCOME FUND

The Turner Core High Quality Fixed Income Fund invests primarily (at least 65% of its assets) in investment grade fixed income securities, including U.S. Government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. Turner Investment Partners will allocate the Fund's assets among these market sectors based on its analysis of historical data, yield trends and credit ratings. In selecting investments for the Fund, Turner chooses securities with intermediate durations that are attractively priced and that offer competitive yields. Typically, the Fund's average duration will be between three and six years (although the Fund may hold securities with longer or shorter durations).


[ICON] WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its principal market segment, U.S. fixed income securities, may underperform compared to other market segments or to the fixed income markets as a whole.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater risks.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


                                       4


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                                      TURNER CORE HIGH QUALITY FIXED INCOME FUND
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[ICON]  PERFORMANCE INFORMATION

As of January 31, 1999, the Fund had not yet commenced operations, and did not have a performance history.
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[ICON] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                                                 INSTITUTIONAL CLASS SHARES

     Investment Advisory Fees                                 0.35%
     Distribution (12b-1) Fees                                None
     Other Expenses*                                          0.70%
      TOTAL ANNUAL FUND OPERATING EXPENSES                    1.05%
       Fee waivers and expense reimbursements                 0.60%
                                                             -------
    NET TOTAL OPERATING EXPENSES                              0.45%**
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*    OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT YEAR.
** THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.45% FOR A PERIOD OF ONE YEAR, OR FROM EXCEEDING 1.45% IN ANY SUBSEQUENT YEAR. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."
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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR      3 YEARS
   Turner Core High Quality Fixed Income Fund       $46         $144

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THE FUND'S OTHER INVESTMENTS
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In addition to the investments and strategies described in this prospectus, the
Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains.

INVESTMENT ADVISER
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Turner Investment Partners, Inc., an SEC-registered adviser, serves as the
Adviser to the Turner Core High Quality Fixed Income Fund. As of March 31, 1998, Turner had approximately $3.4 billion in assets under management.

As the Fund's Adviser, Turner Investment Partners makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Adviser also ensures compliance with the Fund's investment policies and guidelines.

The Turner Core High Quality Fixed Income Fund was not in operation and did not pay Turner any advisory fees for the fiscal year ended September 30, 1998.

PORTFOLIO MANAGER

James L. Midanek, a Fixed Income Portfolio Manager of Turner Investment Partners, Inc., is the portfolio manager of the Turner Core High Quality Fixed Income Fund. Mr. Midanek joined Turner in 1997. Prior to joining Turner, Mr. Midanek was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Short Duration Government Funds. From 1992 to 1994, Mr. Midanek was Chief Investment Officer to the Fixed Income Group of Montgomery Asset Management, L.P., where he managed four institutional fixed income funds.

                                       6

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INVESTING IN THE TURNER FUNDS
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In order to open a new account, you must complete and mail the NEW ACCOUNT
APPLICATION that you receive with this prospectus.

All trades must be received by the Fund's Transfer Agent by 4:00 PM EST. Your check must be made payable to the Turner Funds.

The Fund's minimum initial investment is $2,500. The minimum subsequent investment is $500.
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ONCE YOU ARE A SHAREHOLDER OF THE TURNER FUNDS YOU CAN DO THE FOLLOWING:
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*   Purchase, redeem or exchange Fund shares by phone.

Call 1-800-224-6312 between 9:00 AM and 4:00 PM EST Monday through Friday and press 3 to place a trade.
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*   Purchase, redeem or exchange Fund shares by mail. Shareholders can mail trade requests to:

Regular mail                                Express or overnight mail

The Turner Funds                            The Turner Funds
P.O. Box 419805                             c/o DST Systems Inc.
Kansas City, MO 64141-6805                  330 W. 9th Street
                                            Kansas City, MO 64105
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*   Purchase Fund shares by wiring funds to:

    United Missouri Bank of Kansas NA
    ABA #101000695
    Account # 9870601168
    Further Credit: name of fund, shareholder name and Turner Funds account number
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                                       7


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PURCHASING, SELLING AND EXCHANGING TIP FUNDS
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The Turner Core High Quality Fixed Income Fund is a "no load" mutual fund meaning you pay no sales charge when purchasing shares of the Fund. The minimum initial investment is $2,500 and subsequent investments are $500. The Fund reserves the right to waive the minimum initial investment.

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Fund.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares of any Fund on any day that the New York Stock Exchange is open for business (a Business Day).

PURCHASING TIP FUND SHARES

To open an account:

* BY MAIL -- Please send your completed application, with a check payable to the Turner Funds, to the address listed on this page. Your check must be in U.S. dollars and drawn on a bank located in the United States. We do not accept third party checks, credit card checks or cash.

* BY WIRE -- Please call us at 1-800-224-6312 (option 3) to let us know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further
         Credit: [Turner Core High Quality Fixed Income Fund]. The shareholder's name and account number must be specified in the wire.

* SYSTEMATIC INVESTMENT PLAN -- If you have a checking or savings account with certain banks, you may purchase shares automatically through regular deductions from your account. Please call 1-800-224-6312 for information regarding participating banks. With minimum initial purchase amounts and a minimum preauthorized investment amount of $100, you may begin regularly scheduled investments once a month.

* HOW FUND PRICES ARE CALCULATED -- The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m., Eastern time.

         In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

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ADDITIONAL INFORMATION

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Fund or its shareholders.

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

PURCHASING ADDITIONAL SHARES

* BY MAIL -- Please send your check payable to the TIP Funds along with a signed letter stating the name of the TIP Fund and your account number.

* BY PHONE -- Current shareholders are eligible to purchase shares by phone if they have requested that privileges by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and giving the fund and account number you would like to make a subsequent purchase into. You must then instruct your bank to wire the money by following the instructions listed on page 7.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SELLING TIP FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

Holders of shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-224-6312. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. If you would like to sell $50,000 or more of your shares, please notify us in writing and include a signature guarantee.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

                                       9


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*        BY MAIL -- Shareholders wishing to redeem shares of the TIP Funds should send us a letter with your name, fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

* BY PHONE -- When filling out your New Account Application, shareholders are given the opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the TIP Funds by calling 1-800-224-6312 (option 3) and informing one of our representatives.

* SYSTEMATIC WITHDRAWAL PLAN -- If you have at least $2,500 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with certain banks, electronically transferred to your account. Please call 1-800-224-6312 for information regarding banks that participate in the Systematic Withdrawal Plan.

* REDEMPTIONS IN KIND -- The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.

* SUSPENSION OF YOUR RIGHT TO SELL SHARES -- The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Fund's SAI.

* INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within three Business Days after we receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE).

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

                                       10

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DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCO) is the distributor of the Funds. SIDCO receives no compensation for distributing the Fund's shares.

                                       11

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DIVIDENDS, DISTRIBUTIONS AND TAXES
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DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send us written notice.

THE "RECORD DATE"

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

FUND DISTRIBUTIONS

Distributions you receive from a Fund may be taxable whether or not you reinvest them.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                       12

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TIP FUNDS
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INVESTMENT ADVISER


TURNER INVESTMENT PARTNERS, INC.
1235 WESTLAKES DRIVE
SUITE 350
BERWYN, PA  19312


DISTRIBUTOR


SEI INVESTMENTS DISTRIBUTION CO.


LEGAL COUNSEL


MORGAN, LEWIS & BOCKIUS LLP

More information about the TIP Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated January 31, 1999, includes more detailed information about TIP Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-224-6312.

BY MAIL:   Write to the TIP Funds at:
           P.O. Box 419805
           Kansas City, MO  64141-6805

BY INTERNET: http://www.turner-invest.com

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about TIP Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Fund's Investment Company Act registration number is 811-07527.